Financial instruments - Summary of Financial Assets (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Disclosure of financial assets [line items]
Financial assets at amortised cost	$ 61,680	$ 36,878
Financial assets at fair value through profit or loss		2,660,568
Total financial assets	61,680	2,697,446
Current	39,409	17,606
Non-current	22,271	2,679,840
Trade receivables
Disclosure of financial assets [line items]
Financial assets at amortised cost	21,515
Lease Deposits
Disclosure of financial assets [line items]
Financial assets at amortised cost	$ 40,165	36,878
Forward Purchase Agreement
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss		$ 2,660,568